Stockholders’ Equity - Schedule of Warrants to Purchase Common Stock Outstanding (Details) - Warrants To Purchase Common Stock Outstanding [Member]	Sep. 30, 2025 $ / shares shares
Schedule of Warrants to Purchase Common Stock Outstanding [Line Items]
Warrants, Shares | shares	990,000
Warrants, Weighted-Average Exercise Price | $ / shares	$ 114.6
Warrants, Average Remaining Contractual Life	4 years 3 months 18 days